Acquisitions (Details 10) - USD ($)	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Cash	$ 47,020	$ 539,243	$ 134,469
Common stock value	677,218	526,060	$ 414,615
Total Purchase Price	67,500	67,500
Purchase price [Member]
Cash	7,500	7,500
Common stock value	60,000	60,000
Total Purchase Price	$ 67,500	$ 67,500